Exhibit 99.12

Verizon Master Trust - VZMT 2024-6

Monthly Investor Report

Group Name	One

Series Name	2024-6
Collection Period	January 2025
Payment Date	02/20/2025
Transaction Month	5
Anticipated Redemption Date	08/20/2027
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Issuance Note	Note Interest Rate	Final Maturity Date
Class A-1a	$1,069,212,000.00	4.17%	08/20/2030
Class A-1b	$267,300,000.00	SOFR +0.67%	08/20/2030
Class B	$102,180,000.00	4.42%	08/20/2030
Class C	$61,308,000.00	4.67%	08/20/2030

Total	$1,500,000,000.00

Class A-1b Note Interest Derivation
SOFR Adjustment Date	02/12/2025
Compound SOFR for Interest Period	4.33763%
Spread over Compounded SOFR	0.67%
Note Interest Rate	5.00763%
Note Balance at the beginning of the Interest Period	$267,300,000.00
Days in the Interest Period	30
Note Monthly Interest	$1,115,449.58

Verizon Master Trust - VZMT 2024-6

Monthly Investor Report

Group Name	One

Series 2024-6 Available Funds and other sources of funds
Series 2024-6 Allocation Percentage x Group One Available Funds	$103,239,915.23
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Total Available Funds	$103,239,915.23

Reserve Account Calculation
Beginning of Period Reserve Account Balance	$16,348,773.84
Required Reserve Amount	$16,348,773.84
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$16,348,773.84

Verizon Master Trust - VZMT 2024-6

Monthly Investor Report

Group Name	One

Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$110.10	$110.10	$0.00	$0.00	$103,239,805.13
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$103,238,555.13
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$103,238,555.13
Asset Representations Reviewer Fee	$57.83	$57.83	$0.00	$0.00	$103,238,497.30
Supplemental ARR Fee	$243.69	$243.69	$0.00	$0.00	$103,238,253.61
Servicing Fee	$1,143,877.76	$1,143,877.76	$0.00	$0.00	$102,094,375.85
Class A-1a Note Interest	$3,715,511.70	$3,715,511.70	$0.00	$0.00	$98,378,864.15
Class A-1b Note Interest	$1,115,449.58	$1,115,449.58	$0.00	$0.00	$97,263,414.57
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$97,263,414.57
Class B Note Interest	$376,363.00	$376,363.00	$0.00	$0.00	$96,887,051.57
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$96,887,051.57
Class C Note Interest	$238,590.30	$238,590.30	$0.00	$0.00	$96,648,461.27
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$96,648,461.27
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$96,648,461.27
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$96,648,461.27
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$96,648,461.27
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$96,648,461.27
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$96,648,461.27
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$96,648,461.27
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$96,648,461.27
Class R Interest	$96,648,461.27	$96,648,461.27	$0.00	$0.00	$0.00

Total	$103,239,915.23	$103,239,915.23	$0.00

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$0.00
Regular Principal Payment	$0.00
Accelerated Note Balances	$0.00

Total	$0.00

Verizon Master Trust - VZMT 2024-6

Monthly Investor Report

Group Name	One

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$3,715,511.70	$0.00	$0.00	$3,715,511.70
Class A-1b	$0.00	$0.00	$1,115,449.58	$0.00	$0.00	$1,115,449.58
Class B	$0.00	$0.00	$376,363.00	$0.00	$0.00	$376,363.00
Class C	$0.00	$0.00	$238,590.30	$0.00	$0.00	$238,590.30

Total	$0.00	$0.00	$5,445,914.58	$0.00	$0.00	$5,445,914.58

	Note Balance per $1,000 of Notes	Interest Payment per $1,000 of Notes	Make-Whole Payment per $1,000 of Notes	Total Payment per $1,000 of Notes
Class A-1a	$1,000.00	$3.48	$0.00	$3.48
Class A-1b	$1,000.00	$4.17	$0.00	$4.17
Class B	$1,000.00	$3.68	$0.00	$3.68
Class C	$1,000.00	$3.89	$0.00	$3.89

Total	$1,000.00	$3.63	$0.00	$3.63

	As of prior Payment Date		As of current Payment Date
	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,069,212,000.00	1.00	$1,069,212,000.00	1.00
Class A-1b	$267,300,000.00	1.00	$267,300,000.00	1.00
Class B	$102,180,000.00	1.00	$102,180,000.00	1.00
Class C	$61,308,000.00	1.00	$61,308,000.00	1.00

Total	$1,500,000,000.00	1.00	$1,500,000,000.00	1.00

Verizon Master Trust - VZMT 2024-6

Monthly Investor Report

Group Name	One

Principal Funding Account

Beginning Principal Funding Account Limit	$750,000,000.00
Ending Principal Funding Account Limit	$750,000,000.00

Beginning of period Principal Funding Account balance	$0.00
Add: Deposit to Principal Funding Account	$0.00
End of period Principal Funding Account Balance	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.